Deferred Revenue (Tables)	12 Months Ended
Dec. 31, 2021
Deferred Revenue Disclosure [Abstract]
Deferred Revenue, by Arrangement, Disclosure
The following table shows a reconciliation in the current reporting period related to carried-forward deferred revenue.

	For the Year Ended December 31,
	2019	2020	2021
Deferred revenue - beginning of year	2,366	85,498	308,384
Additions	1,865,564	5,297,728	19,339,153
Recognition	(1,782,432)	(5,074,842)	(18,750,249)

Deferred revenue - end of year	85,498	308,384	897,288